Vanguard® U.S. Momentum Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (2.4%)
	Nucor Corp.	6,573	1,131
	Timken Co.	12,723	972
	Commercial Metals Co.	13,603	766
	Southern Copper Corp.	7,945	641
	Steel Dynamics Inc.	5,556	592
	Ryerson Holding Corp.	15,692	489
	Mueller Industries Inc.	5,837	450
	Carpenter Technology Corp.	5,650	354
	Orion SA	13,512	306
	Olympic Steel Inc.	5,643	302
	Boise Cascade Co.	2,573	281
	Worthington Industries Inc.	3,507	264
	NewMarket Corp.	482	226
	Linde plc	561	217
	Materion Corp.	1,987	216
*	Ivanhoe Electric Inc.	13,312	208
	Koppers Holdings Inc.	4,421	169
	Haynes International Inc.	3,438	168
	Freeport-McMoRan Inc.	3,417	136
*	Ecovyst Inc.	12,647	130
	Hawkins Inc.	1,780	111
	Reliance Steel & Aluminum Co.	391	111
	UFP Industries Inc.	897	94
			8,334
Consumer Discretionary (21.4%)
*	Uber Technologies Inc.	85,046	4,017
*	Netflix Inc.	9,049	3,924
*	O'Reilly Automotive Inc.	3,549	3,335
*	Chipotle Mexican Grill Inc.	1,409	2,715
*	Booking Holdings Inc.	704	2,186
	TJX Cos. Inc.	20,607	1,906
	Starbucks Corp.	17,355	1,691
	Lennar Corp. Class A	13,350	1,590
*	DraftKings Inc. Class A	53,158	1,576
*	NVR Inc.	238	1,518
	PulteGroup Inc.	18,485	1,517
	Tempur Sealy International Inc.	31,205	1,458
*	Deckers Outdoor Corp.	2,590	1,370
	McDonald's Corp.	4,661	1,310
	DR Horton Inc.	10,820	1,288
	BorgWarner Inc. (XNYS)	27,825	1,134
*	Spotify Technology SA	7,122	1,097

		Shares	Market Value ($000)
*	Royal Caribbean Cruises Ltd.	10,375	1,027
	Churchill Downs Inc.	7,817	979
*	Skechers USA Inc. Class A	18,828	947
	Wynn Resorts Ltd.	8,601	872
	Las Vegas Sands Corp.	15,728	863
*	Five Below Inc.	4,988	858
*	Crocs Inc.	8,643	841
*	M/I Homes Inc.	8,305	815
*	elf Beauty Inc.	5,864	813
*	United Airlines Holdings Inc.	15,562	775
*	Green Brick Partners Inc.	15,340	759
	Academy Sports & Outdoors Inc.	13,223	722
*	Norwegian Cruise Line Holdings Ltd.	43,136	715
*	Carnival Corp.	44,338	701
*	Taylor Morrison Home Corp.	14,644	694
	Toll Brothers Inc.	8,423	690
*	Visteon Corp.	4,952	690
*	ACV Auctions Inc. Class A	41,046	690
*	SkyWest Inc.	15,011	677
	Rush Enterprises Inc. Class A	16,305	675
*	Light & Wonder Inc.	8,541	655
	Wingstop Inc.	3,957	636
*	Asbury Automotive Group Inc.	2,757	634
	Tapestry Inc.	18,993	633
	Meritage Homes Corp.	4,499	626
	PVH Corp.	7,467	624
*	Wayfair Inc. Class A	8,992	621
	Dick's Sporting Goods Inc.	5,223	608
	Inter Parfums Inc.	4,280	598
*	Coty Inc. Class A	51,370	594
	Yum! Brands Inc.	4,567	591
	Winmark Corp.	1,463	557
*	Trade Desk Inc. Class A	6,601	528
*	Abercrombie & Fitch Co. Class A	9,744	524
	Ross Stores Inc.	4,229	515
*	Copart Inc.	10,398	466
*	Floor & Decor Holdings Inc. Class A	4,635	462
*	Hovnanian Enterprises Inc. Class A	3,886	462
*	Skyline Champion Corp.	6,410	457
	International Game Technology plc	14,118	452
*	Beazer Homes USA Inc.	14,957	438
*	Avis Budget Group Inc.	2,049	437
	Hyatt Hotels Corp. Class A	3,855	433
*	Cars.com Inc.	23,004	430
*	Airbnb Inc. Class A	3,232	425
*	Instructure Holdings Inc.	15,292	396
*	Roblox Corp. Class A	13,978	395
*	Sphere Entertainment Co.	11,023	386
*	Carvana Co.	7,460	376
*	Life Time Group Holdings Inc.	21,698	373
*	PROG Holdings Inc.	10,734	368
[1]	U-Haul Holding Co. (XNYS)	6,116	348
*	XPEL Inc.	4,108	342
*	Integral Ad Science Holding Corp.	23,899	341
*	MGM Resorts International	7,717	339
*	WW International Inc.	34,817	338
*	Duolingo Inc.	2,160	318
	Dillard's Inc. Class A	916	316

		Shares	Market Value ($000)
	Rollins Inc.	7,978	316
*	Arlo Technologies Inc.	30,429	297
*	Kura Sushi USA Inc. Class A	3,344	292
	Texas Roadhouse Inc.	2,760	287
*	Xponential Fitness Inc. Class A	13,238	287
	Bloomin' Brands Inc.	10,122	284
*	Dream Finders Homes Inc. Class A	9,802	283
*	Nerdy Inc.	59,851	280
*	Adient plc	7,052	276
*	BJ's Restaurants Inc.	8,770	258
	Alta Equipment Group Inc.	18,071	257
*	PowerSchool Holdings Inc. Class A	11,501	254
*	Tri Pointe Homes Inc.	7,823	243
	Penske Automotive Group Inc.	1,468	241
	Build-A-Bear Workshop Inc.	8,648	228
*	Red Robin Gourmet Burgers Inc.	20,281	210
	Lennar Corp. Class B	1,921	205
*	Brinker International Inc.	5,841	191
*	Cooper-Standard Holdings Inc.	12,567	188
	Omnicom Group Inc.	2,114	171
	Upbound Group Inc.	5,510	169
	Century Communities Inc.	2,263	168
	Madison Square Garden Sports Corp.	892	159
*	OneSpaWorld Holdings Ltd.	13,515	155
*	Traeger Inc.	33,834	151
*	AutoNation Inc.	937	147
*	Grand Canyon Education Inc.	1,246	146
	Allegiant Travel Co.	1,540	137
*	Corsair Gaming Inc.	8,540	134
*	Cavco Industries Inc.	475	133
*	MasterCraft Boat Holdings Inc.	5,699	124
*	Fox Factory Holding Corp.	1,074	119
*	Chuy's Holdings Inc.	3,061	117
	Haverty Furniture Cos. Inc.	3,596	113
*	Adtalem Global Education Inc.	2,323	102
	Aaron's Co. Inc.	8,255	100
	Red Rock Resorts Inc. Class A	2,242	99
*	Dave & Buster's Entertainment Inc.	2,207	87
	A-Mark Precious Metals Inc.	2,434	83
*	Solo Brands Inc. Class A	12,993	73
	Oxford Industries Inc.	692	70
*	Inspired Entertainment Inc.	5,160	68
*	Selectquote Inc.	13	—
			75,179
Consumer Staples (2.4%)
*	Celsius Holdings Inc.	6,695	1,313
	Lamb Weston Holdings Inc.	13,411	1,306
	Mondelez International Inc. Class A	15,611	1,112
*	BellRing Brands Inc.	23,867	991
	McKesson Corp.	2,293	945
*	Hostess Brands Inc.	17,286	492
	Lancaster Colony Corp.	2,922	483
*	Performance Food Group Co.	7,248	450
	Cencora Inc.	2,217	390
*	Vita Coco Co. Inc.	12,091	342
	Clorox Co.	1,218	191
	John B Sanfilippo & Son Inc.	1,553	156
	Vector Group Ltd.	8,562	92

		Shares	Market Value ($000)
*	Sprouts Farmers Market Inc.	1,905	78
*	TreeHouse Foods Inc.	1,489	69
			8,410
Energy (4.5%)
*	Weatherford International plc	15,742	1,393
	Schlumberger NV	18,732	1,104
*	Helix Energy Solutions Group Inc.	100,645	1,021
	TechnipFMC plc	49,484	942
*	First Solar Inc.	4,786	905
	Exxon Mobil Corp.	7,239	805
*	Fluence Energy Inc.	30,355	800
	Archrock Inc.	56,290	720
*	Tidewater Inc.	10,642	692
	Hess Corp.	4,454	688
	ChampionX Corp.	15,929	575
	PBF Energy Inc. Class A	11,856	556
*	Oceaneering International Inc.	23,584	537
*	Par Pacific Holdings Inc.	15,372	528
*	Gulfport Energy Corp.	4,330	511
*	Expro Group Holdings NV	20,158	474
	Warrior Met Coal Inc.	11,845	469
*	Newpark Resources Inc.	76,675	458
*	Oil States International Inc.	52,184	409
	Marathon Petroleum Corp.	2,487	355
*,1	Maxeon Solar Technologies Ltd.	19,253	303
	Arcosa Inc.	3,485	273
	Permian Resources Corp.	18,867	268
*,1	Borr Drilling Ltd.	36,000	252
*	Seadrill Ltd.	4,561	222
	SunCoke Energy Inc.	20,095	187
	Core Laboratories Inc.	7,574	182
			15,629
Financials (5.6%)
	JPMorgan Chase & Co.	16,223	2,374
	Unum Group	33,462	1,646
	First Citizens BancShares Inc. Class A	889	1,209
	Ares Management Corp. Class A	7,689	795
	Kinsale Capital Group Inc.	1,959	781
*	SoFi Technologies Inc.	87,922	761
*	Arch Capital Group Ltd.	9,558	735
*	Genworth Financial Inc. Class A	125,116	724
	Federal Agricultural Mortgage Corp. Class C	3,426	577
	Interactive Brokers Group Inc. Class A	6,196	564
	RenaissanceRe Holdings Ltd.	2,956	555
	City Holding Co.	5,892	538
	OneMain Holdings Inc.	12,121	503
	New York Community Bancorp Inc.	39,859	489
*,1	Riot Platforms Inc.	41,286	469
[1]	UWM Holdings Corp.	74,584	445
*	Coinbase Global Inc. Class A	5,569	443
*,1	Marathon Digital Holdings Inc.	33,326	419
*	Bancorp Inc.	9,839	361
	National Western Life Group Inc. Class A	778	354
*	Oscar Health Inc. Class A	53,911	338
*	Enova International Inc.	6,128	309
	Nelnet Inc. Class A	3,346	307
	Primerica Inc.	1,519	305

		Shares	Market Value ($000)
	Aon plc Class A (XNYS)	835	278
*	Upstart Holdings Inc.	8,629	278
	Pathward Financial Inc.	5,190	256
	Arthur J Gallagher & Co.	1,103	254
	Radian Group Inc.	9,364	254
	Jackson Financial Inc. Class A	6,511	245
*	Avantax Inc.	11,401	239
	Evercore Inc. Class A	1,473	206
*	Goosehead Insurance Inc. Class A	2,592	181
*	Assetmark Financial Holdings Inc.	6,179	179
*	SiriusPoint Ltd.	15,520	172
	Apollo Global Management Inc.	1,878	164
	RLI Corp.	1,216	160
	International Bancshares Corp.	3,200	143
*	eHealth Inc.	16,956	133
	Old Republic International Corp.	3,964	108
	HCI Group Inc.	1,892	101
	Perella Weinberg Partners	9,191	97
	Universal Insurance Holdings Inc.	6,358	81
*	EZCorp. Inc. Class A	7,490	63
			19,593
Health Care (14.7%)
	Stryker Corp.	11,441	3,244
*	Intuitive Surgical Inc.	9,957	3,113
*	Boston Scientific Corp.	49,968	2,695
	HCA Healthcare Inc.	9,326	2,586
	Eli Lilly & Co.	4,645	2,574
*	DexCom Inc.	22,580	2,280
*	Penumbra Inc.	3,271	865
	Gilead Sciences Inc.	11,074	847
*	Vertex Pharmaceuticals Inc.	2,405	838
*	Pacific Biosciences of California Inc.	73,076	824
*	Exact Sciences Corp.	9,322	780
*	Medpace Holdings Inc.	2,715	734
	Cardinal Health Inc.	7,521	657
*	10X Genomics Inc. Class A	12,224	634
*	Regeneron Pharmaceuticals Inc.	756	625
*	Alphatec Holdings Inc.	37,561	614
*	Bridgebio Pharma Inc.	19,880	595
*	IDEXX Laboratories Inc.	1,140	583
*	ADMA Biologics Inc.	144,739	557
*	Biogen Inc.	2,074	554
*	Inspire Medical Systems Inc.	2,285	518
*	TG Therapeutics Inc.	48,461	507
*	Cymabay Therapeutics Inc.	36,480	502
*	Nuvalent Inc. Class A	10,847	494
*	TransMedics Group Inc.	7,428	487
*	Cabaletta Bio Inc.	34,336	486
*	Quanterix Corp.	18,109	485
	Merck & Co. Inc.	4,346	474
*	Krystal Biotech Inc.	3,574	445
*	NeoGenomics Inc.	29,137	438
*	Merit Medical Systems Inc.	6,696	437
*	Phreesia Inc.	15,218	433
*	89bio Inc.	24,926	427
*	UFP Technologies Inc.	2,400	422
*	RxSight Inc.	14,535	422
*	Roivant Sciences Ltd.	35,181	407

		Shares	Market Value ($000)
*	Ardelyx Inc.	93,845	400
*	Arcturus Therapeutics Holdings Inc.	13,106	398
*	Align Technology Inc.	1,071	396
*	Immunovant Inc.	17,222	391
*	Morphic Holding Inc.	6,809	375
*	Amicus Therapeutics Inc.	28,974	371
*	Aurinia Pharmaceuticals Inc.	40,485	367
*	Prothena Corp. plc	6,933	366
*	4D Molecular Therapeutics Inc.	22,286	363
*	Ventyx Biosciences Inc.	10,804	362
*	Disc Medicine Inc.	6,846	362
*	Assertio Holdings Inc.	109,043	358
*	Geron Corp. (XNGS)	146,204	355
*	REVOLUTION Medicines Inc.	10,261	349
*	ImmunoGen Inc.	21,795	345
*	PDS Biotechnology Corp.	57,853	340
*	Accolade Inc.	25,050	338
*	Arcellx Inc.	9,373	336
	Bruker Corp.	4,863	319
*	Tactile Systems Technology Inc.	16,810	319
*	Dyne Therapeutics Inc.	27,413	313
*	Haemonetics Corp.	3,481	312
*,1	Aldeyra Therapeutics Inc.	41,019	306
*	SI-BONE Inc.	13,184	302
*	Ocular Therapeutix Inc.	79,556	301
*	Viking Therapeutics Inc.	21,330	295
*	DaVita Inc.	2,865	293
*	Sage Therapeutics Inc.	14,239	285
*	Revance Therapeutics Inc.	15,983	282
*	Rocket Pharmaceuticals Inc.	17,731	277
*	Protagonist Therapeutics Inc.	13,640	270
*	RadNet Inc.	8,070	270
*	Harrow Health Inc.	17,754	269
*	Lantheus Holdings Inc.	3,929	269
*	Terns Pharmaceuticals Inc.	50,866	268
*	Vaxcyte Inc.	5,113	265
*	Biomea Fusion Inc.	15,176	256
*	Voyager Therapeutics Inc.	25,032	251
*	Theravance Biopharma Inc.	25,711	245
*	ANI Pharmaceuticals Inc.	3,693	238
*	Ideaya Biosciences Inc.	8,027	236
*	LifeStance Health Group Inc.	28,003	230
*,1	Nano-X Imaging Ltd.	26,899	224
*	X4 Pharmaceuticals Inc.	172,427	221
*	Hims & Hers Health Inc.	32,880	221
*	Phathom Pharmaceuticals Inc.	14,564	210
*	Akero Therapeutics Inc.	4,191	208
*	Inhibrx Inc.	9,723	208
*	MiMedx Group Inc.	27,368	203
*	Viridian Therapeutics Inc.	11,192	203
*	Liquidia Corp.	29,281	201
*	Kiniksa Pharmaceuticals Ltd. Class A	11,500	198
*	Madrigal Pharmaceuticals Inc.	1,055	190
*	ARS Pharmaceuticals Inc.	26,482	188
*	Tenet Healthcare Corp.	2,335	181
*	Marinus Pharmaceuticals Inc.	25,125	179
	Encompass Health Corp.	2,428	172
*	Treace Medical Concepts Inc.	10,945	170

		Shares	Market Value ($000)
*,1	Omeros Corp.	48,281	167
*	Collegium Pharmaceutical Inc.	6,715	157
*	EyePoint Pharmaceuticals Inc.	15,639	155
*	BioLife Solutions Inc.	11,076	146
*,1	scPharmaceuticals Inc.	18,971	146
*	Certara Inc.	9,003	145
*	Apellis Pharmaceuticals Inc.	3,228	136
*,1	Summit Therapeutics Inc. (XNMS)	75,307	122
*	Shockwave Medical Inc.	506	112
*	Community Health Systems Inc.	32,761	111
*	Zymeworks Inc.	13,294	96
*	Prestige Consumer Healthcare Inc.	1,487	87
*	Axsome Therapeutics Inc.	950	77
*	Point Biopharma Global Inc.	8,362	67
*	Axogen Inc.	10,333	65
			51,792
Industrials (21.2%)
	General Electric Co.	33,774	3,866
*	Boeing Co.	13,349	2,991
	Trane Technologies plc	9,924	2,037
	Parker-Hannifin Corp.	4,856	2,024
	Illinois Tool Works Inc.	8,063	1,994
	Eaton Corp. plc	8,407	1,937
	Caterpillar Inc.	6,608	1,858
*	Saia Inc.	3,077	1,311
*	Modine Manufacturing Co.	26,995	1,285
*	Builders FirstSource Inc.	7,743	1,123
*	Fair Isaac Corp.	1,230	1,113
	United Rentals Inc.	2,164	1,031
*	XPO Inc.	13,817	1,031
	Comfort Systems USA Inc.	5,086	939
	PACCAR Inc.	10,776	887
	Crane NXT Co.	14,302	849
*	O-I Glass Inc.	41,254	819
	Griffon Corp.	19,223	805
*	Axon Enterprise Inc.	3,757	800
	WW Grainger Inc.	1,109	792
*	Atkore Inc.	5,126	789
	Allison Transmission Holdings Inc.	12,643	764
	Quanta Services Inc.	3,596	755
	Owens Corning	5,239	754
	Applied Industrial Technologies Inc.	4,866	751
*,1	Evolv Technologies Holdings Inc.	106,927	747
	EnPro Industries Inc.	5,301	723
*	Remitly Global Inc.	28,718	722
	Simpson Manufacturing Co. Inc.	4,457	712
*	ATI Inc.	15,632	709
	Terex Corp.	11,646	706
*	Huron Consulting Group Inc.	7,040	704
*	API Group Corp.	24,687	695
	WESCO International Inc.	4,286	694
	nVent Electric plc	12,036	681
	Eagle Materials Inc.	3,559	674
	Hubbell Inc.	2,057	671
*	Trex Co. Inc.	9,291	663
*	MasTec Inc.	6,624	659
	Teekay Tankers Ltd. Class A	15,894	647
*	TopBuild Corp.	2,215	643

		Shares	Market Value ($000)
	Schneider National Inc. Class B	22,142	640
	AAON Inc.	9,910	625
	Deere & Co.	1,491	613
	Curtiss-Wright Corp.	2,938	611
*	NU Holdings Ltd. Class A	86,387	592
	International Seaways Inc.	13,152	565
*,1	Eos Energy Enterprises Inc.	173,288	563
*	Blue Bird Corp.	25,318	553
	Lennox International Inc.	1,405	529
	GATX Corp.	4,362	515
	Toro Co.	4,998	511
	AGCO Corp.	3,727	483
*	CBIZ Inc.	8,508	477
*	Fiserv Inc.	3,924	476
*,1	Archer Aviation Inc. Class A	66,652	465
	Badger Meter Inc.	2,752	457
	Belden Inc.	4,870	457
	FTAI Aviation Ltd.	12,196	451
*	WillScot Mobile Mini Holdings Corp.	10,956	449
	Dorian LPG Ltd.	17,314	447
	Booz Allen Hamilton Holding Corp.	3,937	446
	H&E Equipment Services Inc.	9,802	444
	Covenant Logistics Group Inc.	8,923	439
	Pentair plc	6,163	433
*	Cimpress plc	6,686	432
	Watsco Inc.	1,138	415
*	Sterling Infrastructure Inc.	4,992	413
	Greenbrier Cos. Inc.	9,643	410
*	American Woodmark Corp.	5,213	405
	ICF International Inc.	2,798	378
*	SPX Technologies Inc.	4,770	377
	Johnson Controls International plc	6,224	368
*	Shift4 Payments Inc. Class A	6,383	362
	Hyster-Yale Materials Handling Inc.	7,910	361
	Encore Wire Corp.	2,176	359
	McGrath RentCorp.	3,497	354
*	Thermon Group Holdings Inc.	12,821	352
*	Enovix Corp.	25,392	350
*	Limbach Holdings Inc.	9,638	348
*	Manitowoc Co. Inc.	20,467	346
	Watts Water Technologies Inc. Class A	1,833	346
	Primoris Services Corp.	9,678	342
*	Flywire Corp.	9,711	336
	Nordic American Tankers Ltd.	81,137	317
*	JELD-WEN Holding Inc.	20,839	314
*	GMS Inc.	4,439	308
*	StoneCo. Ltd. Class A	25,106	308
*	Joby Aviation Inc.	40,021	298
*	PGT Innovations Inc.	10,345	292
*	AAR Corp.	4,739	292
	CRA International Inc.	2,627	285
	Flex LNG Ltd.	9,387	284
	Wabash National Corp.	12,458	281
*	Teekay Corp.	42,021	269
	CSW Industrials Inc.	1,459	262
	HEICO Corp.	1,503	254
*	BlueLinx Holdings Inc.	2,826	252
*	Donnelley Financial Solutions Inc.	5,075	250

		Shares	Market Value ($000)
	A O Smith Corp.	3,452	250
	Cummins Inc.	1,060	244
*	MYR Group Inc.	1,708	243
	Powell Industries Inc.	2,880	242
*	Energy Recovery Inc.	8,688	236
	Napco Security Technologies Inc.	9,285	230
*	Leonardo DRS Inc.	13,073	224
*	Gibraltar Industries Inc.	2,976	223
*	Construction Partners Inc. Class A	6,283	218
	Federal Signal Corp.	3,468	211
*	AZEK Co. Inc.	6,190	211
	Standex International Corp.	1,337	205
*	PureCycle Technologies Inc.	22,990	205
*	AvidXchange Holdings Inc.	18,928	195
	Esab Corp.	2,577	186
*	Aurora Innovation Inc.	57,494	182
	Old Dominion Freight Line Inc.	414	177
	DHT Holdings Inc.	18,944	175
*	International Money Express Inc.	10,049	174
	Moog Inc. Class A	1,463	170
	ArcBest Corp.	1,554	164
	EnerSys	1,557	163
	EMCOR Group Inc.	718	161
*	Mirion Technologies Inc.	17,632	151
	Maximus Inc.	1,817	147
	Installed Building Products Inc.	1,001	145
*	AeroVironment Inc.	1,399	136
	Scorpio Tankers Inc.	2,645	134
	Mueller Water Products Inc. Class A	9,243	131
	Tennant Co.	1,489	123
	Patrick Industries Inc.	1,426	119
	Enerpac Tool Group Corp.	4,525	119
*	Cross Country Healthcare Inc.	4,561	117
	Columbus McKinnon Corp.	2,747	103
	AECOM	1,147	101
*	V2X Inc.	1,904	96
*	DXP Enterprises Inc.	2,596	92
	ESCO Technologies Inc.	827	88
	Ardmore Shipping Corp.	6,494	81
			74,488
Real Estate (0.5%)
*	Zillow Group Inc. Class C	12,376	645
*	Redfin Corp.	54,637	520
	eXp World Holdings Inc.	14,968	288
*	Forestar Group Inc.	8,830	252
*	Compass Inc. Class A	48,809	176
			1,881
Technology (25.1%)
	NVIDIA Corp.	8,912	4,399
*	Cadence Design Systems Inc.	17,169	4,128
*	Palo Alto Networks Inc.	15,269	3,715
	Broadcom Inc.	3,978	3,671
*	Advanced Micro Devices Inc.	33,896	3,584
*	Meta Platforms Inc. Class A	12,092	3,578
	Lam Research Corp.	4,522	3,176
*	Synopsys Inc.	6,871	3,153
*	Fortinet Inc.	51,455	3,098

		Shares	Market Value ($000)
	Applied Materials Inc.	19,888	3,038
	Oracle Corp.	23,316	2,807
	Analog Devices Inc.	12,740	2,316
*	Salesforce Inc.	9,724	2,154
	KLA Corp.	3,969	1,992
	Vertiv Holdings Co.	50,252	1,979
	Jabil Inc.	15,679	1,794
*	Lattice Semiconductor Corp.	16,491	1,604
*	Rambus Inc.	25,831	1,459
	Microsoft Corp.	4,167	1,366
*	Axcelis Technologies Inc.	7,017	1,348
*	HubSpot Inc.	1,952	1,067
*	ON Semiconductor Corp.	10,719	1,055
*	ServiceNow Inc.	1,711	1,008
*	Smartsheet Inc. Class A	23,254	970
*	IonQ Inc.	55,179	949
*	Palantir Technologies Inc. Class A	58,290	873
*	Workiva Inc.	7,795	872
*	Cloudflare Inc. Class A	13,144	855
*	MicroStrategy Inc. Class A	2,319	829
*	Onto Innovation Inc.	5,662	787
*	Nutanix Inc. Class A	25,094	780
*	Fastly Inc. Class A	31,687	754
*	Super Micro Computer Inc.	2,740	754
	Amdocs Ltd.	8,358	746
*	SPS Commerce Inc.	3,976	740
*	Aehr Test Systems	14,200	724
*	Toast Inc. Class A	31,934	708
*	Confluent Inc. Class A	21,154	700
*	Allegro MicroSystems Inc.	18,178	695
*	Navitas Semiconductor Corp.	75,519	667
*,1	C3.ai Inc. Class A	21,333	662
*	Procore Technologies Inc.	9,717	656
*	Asana Inc. Class A	29,125	626
	Marvell Technology Inc.	10,644	620
	Amkor Technology Inc.	20,813	582
*	Zeta Global Holdings Corp. Class A	65,396	532
*	PDF Solutions Inc.	14,374	522
*	Freshworks Inc. Class A	22,686	496
*	Gartner Inc.	1,351	472
*,1	Cipher Mining Inc.	146,186	466
*	Pinterest Inc. Class A	16,361	450
*	Yext Inc.	50,843	445
*	Schrodinger Inc.	12,010	443
*	Kyndryl Holdings Inc.	25,478	430
*	Magnite Inc.	51,109	422
	CTS Corp.	9,250	413
*,1	Terawulf Inc.	194,041	406
*	MongoDB Inc.	1,047	399
*,1	Applied Digital Corp.	65,691	397
*	Intapp Inc.	10,742	393
	Adeia Inc.	38,432	387
*	Cleanspark Inc.	76,990	380
*,1	Bit Digital Inc.	161,268	379
*	Weave Communications Inc.	37,163	379
*	ANSYS Inc.	1,166	372
*,1	SoundHound AI Inc. Class A	139,861	352
*	AvePoint Inc.	45,637	317

		Shares	Market Value ($000)
*,1	BigBear.ai Holdings Inc.	193,517	317
*	Parsons Corp.	5,515	314
	Bentley Systems Inc. Class B	6,184	309
*	PTC Inc.	2,045	301
*	Agilysys Inc.	3,969	280
*	Sanmina Corp.	4,947	276
*	indie Semiconductor Inc. Class A	40,313	270
*	Model N Inc.	9,309	251
*	Diodes Inc.	3,056	250
*	Appfolio Inc. Class A	1,185	228
	Monolithic Power Systems Inc.	436	227
*	Squarespace Inc. Class A	7,085	214
*	Altair Engineering Inc. Class A	2,778	185
*	Workday Inc. Class A	756	185
*	NerdWallet Inc. Class A	18,698	168
*	Sprinklr Inc. Class A	10,691	162
*	DoubleVerify Holdings Inc.	4,749	161
*	Manhattan Associates Inc.	776	157
*	Cohu Inc.	4,075	152
*	Dynatrace Inc.	3,069	148
*	N-Able Inc.	10,569	141
*	Digimarc Corp.	3,478	114
*	CACI International Inc. Class A	288	94
*	OneSpan Inc.	5,720	70
			88,264
Telecommunications (1.4%)
*	Arista Networks Inc.	7,195	1,405
	Motorola Solutions Inc.	4,548	1,290
*	Extreme Networks Inc.	23,135	635
	Iridium Communications Inc.	10,137	496
	Bel Fuse Inc. Class B	7,858	411
*	Digi International Inc.	8,591	287
*	ViaSat Inc.	10,112	280
*	Harmonic Inc.	16,276	174
			4,978
Utilities (0.3%)
*	Clean Harbors Inc.	4,468	757
*	Enviri Corp.	54,965	409
			1,166
Total Common Stocks (Cost $309,639)			349,714
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[2,3]	Vanguard Market Liquidity Fund, 5.384% (Cost $7,018)	70,191	7,019
Total Investments (101.5%) (Cost $316,657)			356,733
Other Assets and Liabilities—Net (-1.5%)			(5,353)
Net Assets (100%)			351,380
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,792,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,563,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	4	903	6
Micro E-mini S&P 500 Index	September 2023	19	429	9
				15
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.